Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Non-current	$ 1,042,704	$ 1,133,549
Current	115,367	199,688
Total Borrowings	1,158,071	1,333,237	$ 1,465,437
Bank and financial borrowings
Borrowings
Non-current	250,150	278,147
Current	32,769	114,092
Total Borrowings	282,900	407,800
Notes
Borrowings
Non-current	778,218	855,402
Current	81,845	85,535
Total Borrowings	860,100	940,900
Other
Borrowings
Non-current	14,336
Current	$ 753
Bank overdrafts
Borrowings
Current		$ 61